Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2012 Redeemable Preference Shares Classa [Member]	Dec. 31, 2012 Redeemable Preference Shares Class B [Member]	Dec. 31, 2012 Employee Share Ownership Plan [Member]	Dec. 31, 2011 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2012 Izingwe Holdings [Member] USD ($)	Dec. 31, 2011 Izingwe Holdings [Member] USD ($)	Dec. 31, 2010 Izingwe Holdings [Member] USD ($)
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering completed on September 15, 2010	$ 0	$ 0	$ 773
Stock issued as part of equity offering completed on September 15, 2010 (shares)	0	0	18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	945,641	889,593	823,411
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	33	26
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	132,978	99,747	0
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings	7	20	12
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	7	10
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	172,149	156,958	230,921
Stock Issued During Period Shares Period Increase Decrease (shares)	900,768	1,076,298	18,914,332
Stockholders Equity Period Increase Decrease	47	60	821
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
E Shares Of Common Stock, Cancelled (shares)							615,210	922,328	708,872	(350,000)	(70,000)	(280,000)
E Shares Of Common Stock, Cancelled	$ 0	$ 0	$ 0							$ 0	$ 0	$ 0
Stockholders' Equity
Common Stock Shares Authorized (shares)				600,000,000
Common Stock Par Or Stated Value (ZAR Per Share)				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors (shares)				19,166,048
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding (shares)					2,000,000	778,896